Stock-Based Compensation (Stock Option Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2017
AmpliPhi Biosciences Corporation [Member]
Expected volatility, minimum		117.00%
Common stock closing price	$ 0.21
AmpliPhi Biosciences Corporation [Member] | Restricted Stock [Member]
Risk-free interest rate, maximum	2.99%	2.36%
Risk-free interest rate, minimum	2.74%	1.27%
Expected volatility, maximum	126.00%	144.00%
Expected volatility, minimum	121.00%
Expected term (in years)	6 years 7 days
Expected dividend yield	0.00%	0.00%
Measurement Input, Expected Dividend Rate [Member] | C3J [Member]
Equity Securities, FV-NI, Measurement Input		0
Measurement Input, Expected Term [Member] | C3J [Member]
Equity Securities, FV-NI, Measurement Input		6.25
Measurement Input, Price Volatility [Member] | C3J [Member]
Equity Securities, FV-NI, Measurement Input		106
Measurement Input, Risk Free Interest Rate [Member] | C3J [Member]
Equity Securities, FV-NI, Measurement Input		1.97
Minimum [Member] | AmpliPhi Biosciences Corporation [Member] | Restricted Stock [Member]
Expected term (in years)		2 years
Maximum [Member] | AmpliPhi Biosciences Corporation [Member] | Restricted Stock [Member]
Expected term (in years)		9 years 1 month 6 days